Equity-settled share-based transactions - Fair value valuation assumption, stock options, ACT Genomics, Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RSUs granted to third parties | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	$ 4,132
ACT Genomics
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	$ 1,873	$ 112